Fees Summary	Oct. 15, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 34,223,000
Previously Paid Amount	0.00
Total Fee Amount	2,977.40
Total Offset Amount	0.00
Net Fee	2,977.40
Narrative - Max Aggregate Offering Price	$ 34,223,000
Final Prospectus	true